RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
RELATED PARTY TRANSACTIONS
Schedule of Related Party Transactions
		June,	December 31,
		2023	2023
(2)	Related Party Promissory Note bearing interest at 18%, due December 31, 2023	$-	$249,855
(1)	Related Party Promissory Note bearing interest at 12%, due December 31, 2023	-	225,797
(1)	Related Party Convertible Promissory Note bearing interest at 12%, due July 31, 2024	102,510	96,753
(2)	Related Party Promissory Note bearing interest at 20%, due July 31, 2024	287,176	-
(1)	Related Party Convertible Promissory Note bearing interest at 12%, due July 31, 2024	217,986	-
	Total notes payable	607,672	572,405
	Less: Unamortized debt discounts	-	-
	Less: unamortized financing costs	(13,741)	(21,431)
	Total notes payable, net of financing costs	593,931	550,974
	Less current maturities	(279,462)	(550,974)
	Total Long-Term Debt	$314,469	$-

		December 31,	December 31,
		2023	2022
(1)	Related Party Promissory Note bearing interest at 15% due February 28, 2024	$-	$109,934
(2)	Related Party Promissory Notes bearing interest at 18%, due March 31, 2023		146,118
(3)	Related Party Promissory Note bearing interest at 18%, due December 31, 2023	249,855
(1)	Related Party Promissory Note bearing interest at 12%, due December 31, 2023	225,797
(1)	Related Party Promissory Note bearing interest at 12%, due May 26, 2024	96,753
	Total notes payable	572,405	256,052
	Less: Unamortized debt discounts	-	-
	Less: unamortized financing costs	(21,431)	(11,386)
	Total notes payable, net of financing costs	550,974	244,666
	Less current maturities	(550,974)	(244,666)
	Total Long-Term Debt	$-	$-